Bank Borrowings - Narrative (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Debt Disclosure [Abstract]
Interest expense, debt	$ 13,280	$ 1,693	$ 91,002
Debt, weighted average interest rate	2.75%	2.75%	3.60%